Prepayments and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Prepayments and Other Current Assets

	December 31, 2018	December 31, 2017
	RMB	RMB
Other receivables	18,888	16,535
Advances to suppliers	17,801	10,384

	36,689	26,919
Less: Provision for impairment	(3,412)	(2,824)

	33,277	24,095
Value-added tax to be deducted	42,153	39,203
Prepaid expenses	1,064	951
Prepaid income taxes	1,261	—
Other current assets	10,839	7,765

	88,594	72,014